Other information about investments - Subsidiaries - Global Gas & LNG Portfolio (Details)	12 Months Ended
	Dec. 31, 2020 TND (د.ت)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Subsidiaries
Share capital		€ 4,005,000,000	€ 4,005,000,000
ENI SpA
Subsidiaries
Share capital		4,005,358,876	€ 4,005,358,876
Global Gas & LNG Portfolio | Italy | Subsidiaries One [Member]
Subsidiaries
Company name	Eni Gas Transport Services Srl
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		120,000
Consolidation or valuation method	Co.
Global Gas & LNG Portfolio | Italy | Subsidiaries One [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Italy | Subsidiaries Two [Member]
Subsidiaries
Company name	Eni Global Energy Markets SpA (former Eni Energy Activities Srl)
Registered office	Rome
Country of operation	Italy
Share capital		1,050,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Italy | Subsidiaries Two [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Italy | Subsidiaries Three [Member]
Subsidiaries
Company name	Eni Trading & Shipping SpA
Registered office	Rome
Country of operation	Italy
Share capital		60,036,650
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Italy | Subsidiaries Three [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Italy | Subsidiaries Four [Member]
Subsidiaries
Company name	LNG Shipping SpA
Registered office	San Donato Milanese (MI)
Country of operation	Italy
Share capital		240,900,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Italy | Subsidiaries Four [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Italy | Subsidiaries Five [Member]
Subsidiaries
Company name	Trans Tunisian Pipeline Co SpA
Registered office	San Donato Milanese (MI)
Country of operation	Tunisia
Share capital		1,098,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Italy | Subsidiaries Five [Member] | ENI SpA
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Six [Member]
Subsidiaries
Company name	Eni G&P Trading BV
Registered office	Amsterdam (Netherlands)
Country of operation	Turkey
Share capital		70,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Six [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Seven [Member]
Subsidiaries
Company name	Eni Gas Liquefaction BV
Registered office	Amsterdam (Netherlands)
Country of operation	Netherlands
Share capital		€ 20,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Seven [Member] | Eni International BV
Subsidiaries
% Ownership	100.00%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Eight [Member]
Subsidiaries
Company name	Société de Service du Gazoduc Transtunisien SA - Sergaz SA
Registered office	Tunisi (Tunisia)
Country of operation	Tunisia
Share capital | د.ت	د.ت 99,000
% Equity ratio	66.67%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Eight [Member] | Third parties
Subsidiaries
% Ownership	33.33%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Eight [Member] | Eni International BV
Subsidiaries
% Ownership	66.67%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Nine [Member]
Subsidiaries
Company name	Société pour la Construction du Gazoduc Transtunisien SA - Scogat SA
Registered office	Tunisi (Tunisia)
Country of operation	Tunisia
Share capital | د.ت	د.ت 200,000
% Equity ratio	100.00%
Consolidation or valuation method	F.C.
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Nine [Member] | ENI SpA
Subsidiaries
% Ownership	0.05%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Nine [Member] | Eni International BV
Subsidiaries
% Ownership	99.85%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Nine [Member] | LNG Shipping SpA
Subsidiaries
% Ownership	0.05%
Global Gas & LNG Portfolio | Foreign (outside Italy) | Subsidiaries Nine [Member] | Trans Tunis P Co SpA
Subsidiaries
% Ownership	0.05%